Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester® AMT-Free New York Municipal Fund), Class A)	0 Months Ended
Jan. 28, 2013
(Oppenheimer Rochester® AMT-Free New York Municipal Fund) | Class A
Bar Chart Table:
Annual Return 2003	6.95%
Annual Return 2004	4.38%
Annual Return 2005	8.08%
Annual Return 2006	8.76%
Annual Return 2007	(2.04%)
Annual Return 2008	(29.02%)
Annual Return 2009	41.44%
Annual Return 2010	2.44%
Annual Return 2011	13.08%
Annual Return 2012	13.67%